Subsequent events	12 Months Ended
Mar. 31, 2014
Subsequent events
Subsequent events

18. Subsequent events

        On June 30, 2014 the Group has acquired Mecel Populus Suite, a complete tool chain for designing, developing, and deploying user interfaces for distributed embedded systems, from Mecel AB. As a result of this transaction the Group paid $1 million at closing and will pay the seller up to $2 million additionally subject to achieving certain performance conditions during the course of the next three years.